United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-4577
(Investment Company Act File Number)

Federated Hermes Income Securities Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-03-31

Date of Reporting Period: Six months ended 2024-09-30

Item 1.	Reports to Stockholders

Federated Hermes Floating Rate Strategic Income Fund

Class A Shares | FRSAX

Semi-Annual Shareholder Report - September 30, 2024

A Portfolio of Federated Hermes Income Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Floating Rate Strategic Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$46	0.91%

Key Fund Statistics

Net Assets	$410,252,000
Number of Investments	65
Portfolio Turnover	4%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Adjustable Rate Mortgages	0.1%
Asset-Backed Securities	2.6%
Corporate Bonds	5.3%
Cash Equivalents	5.4%
Exchange-Traded Funds	5.7%
Trade Finance Agreements	9.0%
Collateralized Mortgage Obligations	9.8%
Floating Rate Loans	60.4%

Semi-Annual Shareholder Report

Federated Hermes Floating Rate Strategic Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C647

Q450752-A (11/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes Floating Rate Strategic Income Fund

Institutional Shares | FFRSX

Semi-Annual Shareholder Report - September 30, 2024

A Portfolio of Federated Hermes Income Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Floating Rate Strategic Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$34	0.66%

Key Fund Statistics

Net Assets	$410,252,000
Number of Investments	65
Portfolio Turnover	4%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Adjustable Rate Mortgages	0.1%
Asset-Backed Securities	2.6%
Corporate Bonds	5.3%
Cash Equivalents	5.4%
Exchange-Traded Funds	5.7%
Trade Finance Agreements	9.0%
Collateralized Mortgage Obligations	9.8%
Floating Rate Loans	60.4%

Semi-Annual Shareholder Report

Federated Hermes Floating Rate Strategic Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C670

Q450752-B (11/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes Floating Rate Strategic Income Fund

Class R6 Shares | FFRLX

Semi-Annual Shareholder Report - September 30, 2024

A Portfolio of Federated Hermes Income Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Floating Rate Strategic Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$33	0.65%

Key Fund Statistics

Net Assets	$410,252,000
Number of Investments	65
Portfolio Turnover	4%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Adjustable Rate Mortgages	0.1%
Asset-Backed Securities	2.6%
Corporate Bonds	5.3%
Cash Equivalents	5.4%
Exchange-Traded Funds	5.7%
Trade Finance Agreements	9.0%
Collateralized Mortgage Obligations	9.8%
Floating Rate Loans	60.4%

Semi-Annual Shareholder Report

Federated Hermes Floating Rate Strategic Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C571

Q450752-C (11/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes Fund for U.S. Government Securities

Class A Shares | FUSGX

Semi-Annual Shareholder Report - September 30, 2024

A Portfolio of Federated Hermes Income Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$49	0.96%

Key Fund Statistics

Net Assets	$103,218,513
Number of Investments	146
Portfolio Turnover	25%
Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)	7%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Non-Agency Mortgage-Backed Securities	0.9%
Collateralized Mortgage Obligations	2.9%
Cash Equivalents	3.0%
Asset-Backed Securities	3.0%
U.S Government Agency Mortgage-Backed Securities	90.7%

Semi-Annual Shareholder Report

Federated Hermes Fund for U.S. Government Securities

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C704

8110105-A (11/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes Fund for U.S. Government Securities

Class C Shares | FUSCX

Semi-Annual Shareholder Report - September 30, 2024

A Portfolio of Federated Hermes Income Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$88	1.71%

Key Fund Statistics

Net Assets	$103,218,513
Number of Investments	146
Portfolio Turnover	25%
Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)	7%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Non-Agency Mortgage-Backed Securities	0.9%
Collateralized Mortgage Obligations	2.9%
Cash Equivalents	3.0%
Asset-Backed Securities	3.0%
U.S Government Agency Mortgage-Backed Securities	90.7%

Semi-Annual Shareholder Report

Federated Hermes Fund for U.S. Government Securities

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C886

8110105-B (11/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes Fund for U.S. Government Securities

Institutional Shares | FCBRX

Semi-Annual Shareholder Report - September 30, 2024

A Portfolio of Federated Hermes Income Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$37	0.71%

Key Fund Statistics

Net Assets	$103,218,513
Number of Investments	146
Portfolio Turnover	25%
Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)	7%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Non-Agency Mortgage-Backed Securities	0.9%
Collateralized Mortgage Obligations	2.9%
Cash Equivalents	3.0%
Asset-Backed Securities	3.0%
U.S Government Agency Mortgage-Backed Securities	90.7%

Semi-Annual Shareholder Report

Federated Hermes Fund for U.S. Government Securities

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C522

8110105-C (11/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
September 30, 2024

Share Class | Ticker	A | FRSAX	Institutional | FFRSX	R6 | FFRLX

Federated Hermes Floating Rate Strategic Income Fund

A Portfolio of Federated Hermes Income Securities Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
September 30, 2024 (unaudited)
Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—9.8%
		Federal Home Loan Mortgage Corporation—4.0%
$ 35,113		FHLMC REMIC, Series 3122, Class FE, 5.756% (30-DAY AVERAGE SOFR +0.414%), 3/15/2036	$ 34,858
208,382		FHLMC REMIC, Series 3241, Class FM, 5.836% (30-DAY AVERAGE SOFR +0.494%), 11/15/2036	206,019
1,718,834		FHLMC REMIC, Series 4281, Class LF, 5.956% (30-DAY AVERAGE SOFR +0.614%), 12/15/2043	1,705,272
674,662		FHLMC REMIC, Series 4313, Class FM, 5.906% (30-DAY AVERAGE SOFR +0.564%), 3/15/2044	664,117
481,821		FHLMC REMIC, Series 4867, Class FA, 5.856% (30-DAY AVERAGE SOFR +0.514%), 3/15/2049	476,461
1,414,743		FHLMC REMIC, Series 4903, Class NF, 5.794% (30-DAY AVERAGE SOFR +0.514%), 8/25/2049	1,393,423
1,944,590		FHLMC REMIC, Series 4911, Class FB, 5.844% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	1,912,302
4,681,884		FHLMC REMIC, Series 5396, Class DF, 6.500% (30-DAY AVERAGE SOFR +1.250%), 4/25/2054	4,689,102
5,575,418		FHLMC REMIC, Series 5409, Class JF, 6.500% (30-DAY AVERAGE SOFR +1.450%), 5/25/2054	5,576,044
		TOTAL	16,657,598
		Federal National Mortgage Association—3.4%
240,477		FNMA REMIC, Series 2006-99, Class AF, 5.814% (30-DAY AVERAGE SOFR +0.534%), 10/25/2036	238,376
159,326		FNMA REMIC, Series 2006-111, Class FA, 5.774% (30-DAY AVERAGE SOFR +0.494%), 11/25/2036	157,753
34,867		FNMA REMIC, Series 2010-134, Class BF, 5.824% (30-DAY AVERAGE SOFR +0.544%), 10/25/2040	34,763
76,222		FNMA REMIC, Series 2010-135, Class FP, 5.794% (30-DAY AVERAGE SOFR +0.514%), 12/25/2040	75,107
560,469		FNMA REMIC, Series 2010-141, Class FB, 5.864% (30-DAY AVERAGE SOFR +0.584%), 12/25/2040	554,826
141,084		FNMA REMIC, Series 2012-79, Class F, 5.844% (30-DAY AVERAGE SOFR +0.564%), 7/25/2042	139,494
2,667,673		FNMA REMIC, Series 2016-50, Class FM, 5.794% (30-DAY AVERAGE SOFR +0.514%), 8/25/2046	2,645,972
2,220,915		FNMA REMIC, Series 2018-35, Class FA, 5.694% (30-DAY AVERAGE SOFR +0.414%), 5/25/2048	2,142,596
2,026,346		FNMA REMIC, Series 2019-24, Class BF, 5.794% (30-DAY AVERAGE SOFR +0.514%), 5/25/2049	2,007,047
1,326,052		FNMA REMIC, Series 2019-41, Class F, 5.894% (30-DAY AVERAGE SOFR +0.614%), 8/25/2059	1,310,847
4,625,031		FNMA REMIC, Series 2024-15, Class FA, 6.500% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	4,629,313
		TOTAL	13,936,094
		Government National Mortgage Association—2.4%
4,839,974		GNMA REMIC, Series 2023-130, Class NF, 6.475% (30-DAY AVERAGE SOFR +1.150%), 9/20/2053	4,878,052
4,850,987		GNMA REMIC, Series 2024-97, Class BF, 6.500% (30-DAY AVERAGE SOFR +1.350%), 6/20/2054	4,853,514
		TOTAL	9,731,566
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $40,444,417)	40,325,258
		ASSET-BACKED SECURITIES—2.1%
		Automotive—0.6%
779,183	[1]	Chesapeake Funding II LLC 2023-1A, Class A2, 6.592% (30-DAY AVERAGE SOFR +1.250%), 5/15/2035	783,861
299,999	[1]	Citizens Auto Receivables Trust 2023-1, Class A2B, 6.292% (30-DAY AVERAGE SOFR +0.950%), 7/15/2026	300,437
241,278		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	243,012
319,764		Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	321,663
191,988		GECU Auto Receivables Trust 2023-1A, Class A2, 5.950%, 3/15/2027	192,680
64,671	[1]	GM Financial Automobile Leasing 2023-2, Class A2B, 6.165% (30-DAY AVERAGE SOFR +0.820%), 10/20/2025	64,695
97,019	[1]	Hyundai Auto Lease Securitization Trust 2023-B, Class A2B, 6.092% (30-DAY AVERAGE SOFR +0.750%), 9/15/2025	97,067
17,945	[1]	Hyundai Auto Receivables Trust 2023-A, Class A2B, 6.092% (30-DAY AVERAGE SOFR +0.750%), 12/15/2025	17,953
139,658	[1]	Nissan Auto Lease Trust 2023-B, Class A2B, 5.962% (30-DAY AVERAGE SOFR +0.620%), 8/15/2025	139,689
19,318	[1]	Toyota Auto Receivables Owner 2022-D, Class A2B, 5.786% (CME Term SOFR 1 Month +0.690%), 1/15/2026	19,324
69,464		Toyota Auto Receivables Owner Trust 2023-A, Class A2, 5.050%, 1/15/2026	69,470
37,084		World Omni Auto Receivables Trust 2023-A, Class A2A, 5.180%, 7/15/2026	37,095
80,389	[1]	World Omni Auto Receivables Trust 2023-B, Class A2B, 6.052% (30-DAY AVERAGE SOFR +0.710%), 11/16/2026	80,443
91,878	[1]	World Omni Automobile Lease Securitization Trust 2023-A, Class A2B, 6.102% (30-DAY AVERAGE SOFR +0.760%), 11/17/2025	91,952
		TOTAL	2,459,341
		Construction Machinery—0.1%
159,160		CNH Equipment Trust 2023-A, Class A2, 5.340%, 9/15/2026	159,390
124,722		John Deere Owner Trust 2023-A, Class A2, 5.280%, 3/16/2026	124,783
Annual Financial Statements and Additional Information
1

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Construction Machinery—continued
$ 96,146		Kubota Credit Owner Trust 2023-1A, Class A2, 5.400%, 2/17/2026	$ 96,210
		TOTAL	380,383
		Credit Card—0.8%
300,000		Evergreen Credit Card Trust 2022-CRT2 C, Class C, 7.440%, 11/16/2026	300,191
800,000		Evergreen Credit Card Trust 2022-CRT2, Class B, 6.560%, 11/16/2026	801,360
1,300,000		Evergreen Credit Card Trust Series 2023-CRT3, Class B, 6.580%, 2/16/2027	1,307,106
750,000		Master Credit Card Trust 2023-1A, Class A, 4.700%, 6/21/2027	752,638
		TOTAL	3,161,295
		Equipment Lease—0.3%
117,848		Dell Equipment Finance Trust 2023-1, Class A2, 5.650%, 9/22/2028	117,889
333,130		Dell Equipment Finance Trust 2023-2, Class A2, 5.840%, 1/22/2029	333,819
343,652		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	343,878
369,538		MMAF Equipment Finance LLC 2023-A, Class A2, 5.790%, 11/13/2026	371,341
		TOTAL	1,166,927
		Finance Companies—0.2%
900,000	[1]	PFS Financing Corp. 2023-D, Class A, 6.492% (30-DAY AVERAGE SOFR +1.150%), 8/16/2027	906,664
		Financial Institutions—0.1%
334,120		DLLMT LLC 2023-1A, Class A2, 5.780%, 11/20/2025	334,688
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,377,643)	8,409,298
		CORPORATE BONDS—0.9%
		Airlines—0.1%
220,000		Mileage Plus Holdings LLC, 144A, 6.500%, 6/20/2027	222,900
		Automotive—0.3%
1,350,000	[1]	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.744% (SOFR +0.570%), 8/1/2025	1,352,611
		Finance Companies—0.3%
1,000,000	[1]	American Express Co., Sr. Unsecd. Note, 5.853% (SOFR +0.760%), 2/13/2026	1,003,979
400,000	[1]	American Express Co., Sr. Unsecd. Note, 5.906% (SOFR +0.930%), 3/4/2025	400,454
		TOTAL	1,404,433
		Financial Institutions—0.1%
500,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.650%, 1/27/2026	499,765
		Wireless Communications—0.1%
300,000		AT&T, Inc., Sr. Unsecd. Note, 5.539%, 2/20/2026	299,940
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,768,689)	3,779,649
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation ARM—0.1%
34,793		FHLMC ARM, 6.293%, 8/1/2035	35,793
24,185		FHLMC ARM, 6.625%, 5/1/2036	24,697
16,736		FHLMC ARM, 7.065%, 7/1/2034	17,216
16,542		FHLMC ARM, 7.118%, 5/1/2034	16,791
		TOTAL	94,497
		Federal National Mortgage Association ARM—0.0%
43,787		FNMA ARM, 5.960%, 2/1/2036	44,991
11,322		FNMA ARM, 6.793%, 4/1/2034	11,528
11,550		FNMA ARM, 6.912%, 9/1/2035	11,875
		TOTAL	68,394
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $162,552)	162,891
		INVESTMENT COMPANIES—86.3%
35,129,183		Bank Loan Core Fund	304,921,311
3,891,635		Federated Hermes Government Obligations Fund, Premier Shares, 4.84%[2]	3,891,635
Annual Financial Statements and Additional Information
2

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued
5,110,039	Project and Trade Finance Core Fund	$ 45,274,941
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $384,295,473)	354,087,887
	TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $437,048,774)[3]	406,764,983
	OTHER ASSETS AND LIABILITIES - NET—0.8%[4]	3,487,017
	TOTAL NET ASSETS—100%	$410,252,000
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2024, were as follows:
	Bank Loan Core Fund*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Project and Trade Finance Core Fund	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 3/31/2024	$358,931,266	$7,222,098	$45,172,741	$—	$411,326,105
Purchases at Cost	$—	$32,075,486	$—	$48,140,745	$80,216,231
Proceeds from Sales	$(51,000,000)	$(39,295,610)	$—	$(44,249,110)	$(134,544,720)
Change in Unrealized Appreciation/Depreciation	$2,539,190	$(467)	$102,200	$—	$2,640,923
Net Realized Gain/(Loss)	$(5,549,145)	$(1,507)	$—	$—	$(5,550,652)
Value as of 9/30/2024	$304,921,311	$—	$45,274,941	$3,891,635	$354,087,887
Shares Held as of 9/30/2024	35,129,183	—	5,110,039	3,891,635	44,130,857
Dividend Income	$14,079,119	$83,769	$1,818,347	$164,655	$16,145,890

*	At September 30, 2024, the Fund owns a majority of the outstanding shares of beneficial interest of Bank Loan Core Fund (BLCORE).

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $437,045,624.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information
3

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$40,325,258	$—	$40,325,258
Asset-Backed Securities	—	8,409,298	—	8,409,298
Corporate Bonds	—	3,779,649	—	3,779,649
Adjustable Rate Mortgages	—	162,891	—	162,891
Investment Companies	308,812,946	—	—	308,812,946
Other Investments[1]	—	—	—	45,274,941
TOTAL SECURITIES	$308,812,946	$52,677,096	$—	$406,764,983

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $45,274,941 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE, is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2024	Year Ended March 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.71	$8.68	$9.35	$9.53	$8.60	$9.78
Income From Investment Operations:
Net investment income (loss)[1]	0.31	0.69	0.51	0.33	0.26	0.40
Net realized and unrealized gain (loss)	(0.06)	0.03	(0.66)	(0.19)	0.93	(1.18)
Total From Investment Operations	0.25	0.72	(0.15)	0.14	1.19	(0.78)
Less Distributions:
Distributions from net investment income	(0.31)	(0.69)	(0.52)	(0.32)	(0.26)	(0.40)
Net Asset Value, End of Period	$8.65	$8.71	$8.68	$9.35	$9.53	$8.60
Total Return[2]	2.96%	8.68%	(1.49)%	1.52%	14.01%	(8.34)%
Ratios to Average Net Assets:
Net expenses[3]	0.91%[4]	0.93%	0.93%	0.93%	0.94%	1.01%
Net investment income	7.22%[4]	8.00%	5.72%	3.48%	2.83%	4.14%
Expense waiver/reimbursement[5]	0.15%[4]	0.14%	0.11%	0.10%	0.12%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$169,241	$183,256	$202,984	$347,287	$203,338	$275,265
Portfolio turnover[6]	4%	6%	10%	4%	26%	21%

1	Per share number has been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2024	Year Ended March 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.70	$8.67	$9.35	$9.53	$8.60	$9.78
Income From Investment Operations:
Net investment income (loss)[1]	0.33	0.71	0.52	0.35	0.29	0.43
Net realized and unrealized gain (loss)	(0.06)	0.03	(0.66)	(0.18)	0.93	(1.18)
Total From Investment Operations	0.27	0.74	(0.14)	0.17	1.22	(0.75)
Less Distributions:
Distributions from net investment income	(0.32)	(0.71)	(0.54)	(0.35)	(0.29)	(0.43)
Net Asset Value, End of Period	$8.65	$8.70	$8.67	$9.35	$9.53	$8.60
Total Return[2]	3.21%	8.95%	(1.36)%	1.77%	14.29%	(8.05)%
Ratios to Average Net Assets:
Net expenses[3]	0.66%[4]	0.68%	0.68%	0.68%	0.69%	0.69%
Net investment income	7.47%[4]	8.26%	5.92%	3.73%	3.10%	4.46%
Expense waiver/reimbursement[5]	0.18%[4]	0.16%	0.14%	0.12%	0.14%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$231,969	$260,634	$368,198	$667,492	$361,783	$336,021
Portfolio turnover[6]	4%	6%	10%	4%	26%	21%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2024	Year Ended March 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.70	$8.67	$9.35	$9.52	$8.59	$9.77
Income From Investment Operations:
Net investment income (loss)[1]	0.33	0.72	0.52	0.37	0.29	0.43
Net realized and unrealized gain (loss)	(0.07)	0.02	(0.66)	(0.19)	0.93	(1.18)
Total From Investment Operations	0.26	0.74	(0.14)	0.18	1.22	(0.75)
Less Distributions:
Distributions from net investment income	(0.32)	(0.71)	(0.54)	(0.35)	(0.29)	(0.43)
Net Asset Value, End of Period	$8.64	$8.70	$8.67	$9.35	$9.52	$8.59
Total Return[2]	3.09%	8.97%	(1.35)%	1.89%	14.31%	(8.06)%
Ratios to Average Net Assets:
Net expenses[3]	0.65%[4]	0.67%	0.67%	0.67%	0.68%	0.68%
Net investment income	7.48%[4]	8.28%	5.81%	3.85%	3.11%	4.44%
Expense waiver/reimbursement[5]	0.11%[4]	0.10%	0.07%	0.07%	0.08%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,041	$11,121	$17,265	$46,075	$9,724	$9,880
Portfolio turnover[6]	4%	6%	10%	4%	26%	21%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Statement of Assets and Liabilities
September 30, 2024 (unaudited)

Assets:
Investment in securities, at value including $354,087,887 of investments in affiliated holdings* (identified cost $437,048,774, including $384,295,473 of identified cost in affiliated holdings)	$406,764,983
Income receivable	112,747
Income receivable from affiliated holdings	2,402,683
Receivable for investments sold	1,515,440
Receivable for shares sold	582,695
Total Assets	411,378,548
Liabilities:
Payable for shares redeemed	791,979
Income distribution payable	126,467
Payable for investment adviser fee (Note 5)	5,363
Payable for administrative fee (Note 5)	867
Payable for transfer agent fees	63,504
Payable for portfolio accounting fees	50,626
Payable for share registration costs	21,027
Payable for other service fees (Notes 2 and 5)	35,191
Accrued expenses (Note 5)	31,524
Total Liabilities	1,126,548
Net assets for 47,428,170 shares outstanding	$410,252,000
Net Assets Consist of:
Paid-in capital	$583,601,953
Total distributable earnings (loss)	(173,349,953)
Total Net Assets	$410,252,000
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($169,241,301 ÷ 19,563,576 shares outstanding), no par value, unlimited shares authorized	$8.65
Offering price per share (100/99.00 of $8.65)	$8.74
Redemption proceeds per share	$8.65
Institutional Shares:
Net asset value per share ($231,969,205 ÷ 26,818,263 shares outstanding), no par value, unlimited shares authorized	$8.65
Offering price per share	$8.65
Redemption proceeds per share	$8.65
Class R6 Shares:
Net asset value per share ($9,041,494 ÷ 1,046,331 shares outstanding), no par value, unlimited shares authorized	$8.64
Offering price per share	$8.64
Redemption proceeds per share	$8.64

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Statement of Operations
Six Months Ended September 30, 2024 (unaudited)

Investment Income:
Dividends received from affiliated holdings*	$16,145,890
Interest	1,524,676
TOTAL INCOME	17,670,566
Expenses:
Investment adviser fee (Note 5)	1,304,247
Administrative fee (Note 5)	169,123
Custodian fees	8,720
Transfer agent fees (Note 2)	160,871
Directors’/Trustees’ fees (Note 5)	1,349
Auditing fees	16,271
Legal fees	5,127
Portfolio accounting fees	68,844
Other service fees (Notes 2 and 5)	222,103
Share registration costs	32,278
Printing and postage	12,490
Miscellaneous (Note 5)	12,245
TOTAL EXPENSES	2,013,668
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(239,222)
Reimbursement of other operating expenses (Notes 2 and 5)	(114,293)
TOTAL WAIVER AND REIMBURSEMENTS	(353,515)
Net expenses	1,660,153
Net investment income	16,010,413
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(5,550,652) on sales of investments in affiliated holdings*)	(5,547,488)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $2,640,923 on investments in affiliated holdings*)	2,802,022
Net realized and unrealized gain (loss) on investments	(2,745,466)
Change in net assets resulting from operations	$13,264,947

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2024	Year Ended 3/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,010,413	$41,317,303
Net realized gain (loss)	(5,547,488)	(21,861,026)
Net change in unrealized appreciation/depreciation	2,802,022	22,944,556
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,264,947	42,400,833
Distributions to Shareholders:
Class A Shares	(6,412,022)	(14,909,599)
Class A1 Shares[1]	—	(775,368)
Institutional Shares	(9,222,241)	(24,715,349)
Class R6 Shares	(376,147)	(1,035,143)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,010,410)	(41,435,459)
Share Transactions:
Proceeds from sale of shares	27,840,906	78,880,404
Net asset value of shares issued to shareholders in payment of distributions declared	15,178,086	39,371,646
Cost of shares redeemed	(85,032,558)	(268,748,391)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(42,013,566)	(150,496,341)
Change in net assets	(44,759,029)	(149,530,967)
Net Assets:
Beginning of period	455,011,029	604,541,996
End of period	$410,252,000	$455,011,029

1	On December 1, 2023, Class A1 Shares were converted to Class A Shares.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Notes to Financial Statements
September 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Floating Rate Strategic Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income and low interest rate volatility.
At the close of business on December 1, 2023, Class A1 Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Trustees (the “Trustees”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information
11

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $353,515 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended September 30, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$51,208	$(32,009)
Institutional Shares	109,085	(82,284)
Class R6 Shares	578	—
TOTAL	$160,871	$(114,293)
Annual Financial Statements and Additional Information
12

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their conversion to Class A Shares at the close of business on December 1, 2023, the Class A1 Shares were also subject to these fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended September 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$222,103
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 9/30/2024		Year Ended 3/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	811,195	$7,047,746	1,540,693	$13,338,107
Shares issued to shareholders in payment of distributions declared	729,176	6,326,040	1,701,671	14,719,284
Conversion of Class A1 Shares to Class A Shares[1]	—	—	1,496,059	12,940,914
Shares redeemed	(3,026,615)	(26,266,864)	(7,083,174)	(61,281,143)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,486,244)	$(12,893,078)	(2,344,751)	$(20,282,838)
	Six Months Ended 9/30/2024		Year Ended 3/31/2024
Class A1 Shares:[1]	Shares	Amount	Shares	Amount
Shares sold	—	$—	22,699	$196,500
Shares issued to shareholders in payment of distributions declared	—	—	88,892	767,540
Conversion of Class A1 Shares to Class A Shares[1]	—	—	(1,495,454)	(12,940,914)
Shares redeemed	—	—	(470,852)	(4,065,331)
NET CHANGE RESULTING FROM CLASS A1 SHARE TRANSACTIONS	—	$—	(1,854,715)	$(16,042,205)
Annual Financial Statements and Additional Information
13

	Six Months Ended 9/30/2024		Year Ended 3/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,342,129	$20,339,601	5,777,712	$50,007,376
Shares issued to shareholders in payment of distributions declared	977,118	8,477,300	2,643,800	22,859,752
Shares redeemed	(6,443,090)	(55,920,743)	(20,923,620)	(180,879,396)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,123,843)	$(27,103,842)	(12,502,108)	$(108,012,268)
	Six Months Ended 9/30/2024		Year Ended 3/31/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	52,319	$453,559	277,052	$2,397,507
Shares issued to shareholders in payment of distributions declared	43,242	374,746	118,678	1,025,070
Shares redeemed	(328,132)	(2,844,951)	(1,109,002)	(9,581,607)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(232,571)	$(2,016,646)	(713,272)	$(6,159,030)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,842,658)	$(42,013,566)	(17,414,846)	$(150,496,341)

1
On December 1, 2023, Class A1 Shares were converted to Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class A1 Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

4. FEDERAL TAX INFORMATION
At September 30, 2024, the cost of investments for federal tax purposes was $437,045,624. The net unrealized depreciation of investments for federal tax purposes was $30,280,641. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $319,245 and unrealized depreciation from investments for those securities having an excess of cost over value of $30,599,886.
As of March 31, 2024, the Fund had a capital loss carryforward of $133,836,347 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$6,948,722	$126,887,625	$133,836,347
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended September 30, 2024, the Adviser voluntarily waived $235,355 of its fee and voluntarily reimbursed $114,293 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2024, the Adviser reimbursed $3,867.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Prior to their liquidation on December 1, 2023, the Class A1 Shares were also subject to the Plan at 0.05% of average daily net assets of the Class A1 Shares. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2024, the Fund’s Class A Shares did not incur a distribution services fee; however, they may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2024, FSC retained $166 in sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended September 30, 2024, FSSC received $648 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective June 1, 2024, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.90%, 0.65% and 0.64% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2025; or (b) the date of the Fund’s next effective Prospectus. Prior to June 1, 2024, the Fee Limit for the Fund’s Class A Shares, Institutional Shares and Class R6 Shares was 0.92%, 0.67% and 0.66%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions with Affiliated Investment Companies
The Fund invests in BLCORE, a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other accredited investors. The investment objective of BLCORE is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Hermes, Inc. receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from BLCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from BLCORE are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of BLCORE in which the Fund invested 74.3% of its net assets at September 30, 2024. A copy of BLCORE’s financial statements is available on the EDGAR Database on the SEC’s website or upon request from the Fund.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2024, were as follows:
Purchases	$—
Sales	$55,953,712
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7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2024, the Fund had no outstanding loans. During the six months ended September 30, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2024, there were no outstanding loans. During the six months ended September 30, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Floating Rate Strategic Income Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
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In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2023. The Board discussed the Fund’s performance with the Adviser, including the reasons for and any plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
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The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Floating Rate Strategic Income Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C647
CUSIP 31420C670
CUSIP 31420C571
Q450752 (11/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
September 30, 2024

Share Class | Ticker	A | FUSGX	C | FUSCX	Institutional | FCBRX

Federated Hermes Fund for U.S. Government Securities
Fund Established 1969

A Portfolio of Federated Hermes Income Securities Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
September 30, 2024 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—90.7%
	Federal Home Loan Mortgage Corporation—27.9%
$ 780,317	2.000%, 4/1/2036	$ 718,370
3,188,458	2.000%, 8/1/2051	2,657,560
2,451,081	2.000%, 11/1/2051	2,049,088
6,051,289	2.000%, 1/1/2052	5,032,365
773,257	2.500%, 10/1/2051	672,411
3,009,489	2.500%, 11/1/2051	2,634,867
2,649,295	2.500%, 1/1/2052	2,316,198
1,640,446	2.500%, 1/1/2052	1,438,805
3,318,253	2.500%, 4/1/2052	2,903,122
945,777	3.000%, 9/1/2052	852,836
528,141	3.500%, 6/1/2052	498,444
1,450,010	3.500%, 7/1/2052	1,366,212
663,132	4.000%, 4/1/2052	646,141
1,484,261	4.000%, 5/1/2052	1,431,388
547,424	4.000%, 9/1/2052	526,726
33,101	4.500%, 11/1/2039	33,358
160,883	5.000%, 1/1/2034	164,163
378,122	5.000%, 5/1/2034	385,650
39,639	5.000%, 2/1/2039	40,686
80,904	5.000%, 7/1/2039	83,085
1,016,072	5.500%, 5/1/2034	1,051,333
147,276	5.500%, 12/1/2035	153,082
87,195	5.500%, 5/1/2036	90,831
15,590	5.500%, 6/1/2036	16,254
290,419	5.500%, 6/1/2036	302,631
13,737	5.500%, 9/1/2037	14,297
544,841	5.500%, 5/1/2038	556,759
8,709	6.000%, 2/1/2032	8,983
10,231	6.500%, 4/1/2038	10,815
37,206	6.500%, 10/1/2038	39,397
4,068	6.500%, 10/1/2038	4,333
10,912	7.500%, 1/1/2027	11,072
1,686	7.500%, 12/1/2029	1,766
27,957	7.500%, 5/1/2030	28,546
25,822	7.500%, 2/1/2031	27,268
	TOTAL	28,768,842
	Federal National Mortgage Association—55.7%
2,420,828	2.000%, 5/1/2036	2,221,083
1,436,711	2.000%, 7/1/2050	1,196,592
7,412,900	2.000%, 5/1/2051	6,164,707
5,202,938	2.000%, 2/1/2052	4,341,494
1,112,044	2.000%, 2/1/2052	923,406
2,778,860	2.000%, 2/1/2052	2,321,373
1,504,904	2.500%, 5/1/2037	1,415,041
581,176	2.500%, 9/1/2050	505,743
5,621,754	2.500%, 10/1/2051	4,900,875
1,839,121	2.500%, 1/1/2052	1,598,117
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 622,665	2.500%, 2/1/2052	$ 538,345
662,908	2.500%, 3/1/2052	573,139
378,409	3.000%, 2/1/2047	348,644
3,961,570	3.000%, 2/1/2048	3,625,193
6,939,640	3.000%, 6/1/2052	6,298,890
944,088	3.000%, 6/1/2052	848,303
2,739,753	3.500%, 1/1/2048	2,577,780
1,593,485	3.500%, 11/1/2050	1,509,861
2,019,166	3.500%, 6/1/2052	1,896,796
2,123,888	3.500%, 1/1/2053	1,993,181
82,217	4.000%, 3/1/2048	79,930
1,245,666	4.000%, 7/1/2052	1,201,292
1,186,295	4.000%, 11/1/2052	1,139,588
1,376,064	4.000%, 5/1/2053	1,330,485
28,301	4.500%, 6/1/2041	28,546
1,265,906	4.500%, 8/1/2052	1,248,785
1,748,529	4.500%, 8/1/2052	1,720,071
772,377	4.500%, 2/1/2053	761,931
433,040	5.000%, 7/1/2034	442,021
30,153	5.000%, 11/1/2035	30,844
34,312	5.000%, 10/1/2039	35,099
113,234	5.000%, 12/1/2039	116,227
27,462	5.000%, 1/1/2040	28,189
904,660	5.000%, 4/1/2053	904,806
797,810	5.000%, 4/1/2054	799,684
251,415	5.500%, 9/1/2034	260,783
823,403	5.500%, 4/1/2053	837,713
4,886	6.000%, 10/1/2028	4,993
3,430	6.000%, 11/1/2028	3,505
53	6.000%, 12/1/2028	54
3,010	6.000%, 12/1/2028	3,076
2,328	6.000%, 12/1/2028	2,379
309	6.000%, 1/1/2029	317
3,083	6.000%, 1/1/2029	3,151
486	6.000%, 1/1/2029	496
111	6.000%, 1/1/2029	114
6,376	6.000%, 1/1/2029	6,516
272	6.000%, 3/1/2029	278
169	6.000%, 3/1/2029	173
12,730	6.000%, 5/1/2029	13,010
10,403	6.000%, 5/1/2029	10,632
145	6.000%, 11/1/2029	148
10,018	6.000%, 11/1/2029	10,238
215,785	6.000%, 11/1/2034	224,848
14,985	6.000%, 5/1/2036	15,695
10,683	6.000%, 6/1/2036	11,180
27,531	6.000%, 7/1/2036	28,864
49,037	6.000%, 9/1/2037	51,455
97,992	6.000%, 2/1/2038	102,758
37,858	6.000%, 4/1/2038	39,792
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 12,409		6.500%, 5/1/2031	$ 12,818
20,548		6.500%, 4/1/2032	21,373
73,105		6.500%, 9/1/2036	77,004
8,832		7.000%, 8/1/2028	9,173
10,063		7.000%, 10/1/2028	10,451
11,716		7.000%, 6/1/2029	12,169
132		7.000%, 11/1/2031	139
2,028		7.000%, 11/1/2031	2,130
20,798		7.000%, 12/1/2031	21,778
2,732		7.000%, 12/1/2031	2,855
452		7.000%, 1/1/2032	473
629		7.500%, 1/1/2030	660
		TOTAL	57,469,252
		Government National Mortgage Association—2.3%
725,265		3.000%, 9/20/2050	657,659
75,824		5.000%, 11/20/2038	77,489
27,196		5.000%, 12/20/2038	27,799
53,784		5.000%, 5/20/2039	54,989
195,079		5.000%, 8/20/2039	199,488
85,238		5.000%, 9/20/2039	87,171
957,354		5.000%, 9/20/2053	959,714
92,622		5.500%, 12/20/2038	95,600
74,787		6.000%, 9/20/2038	78,102
2,564		7.500%, 1/15/2026	2,584
2,179		7.500%, 2/15/2026	2,197
65,249		7.500%, 2/15/2028	66,930
376		7.500%, 7/15/2029	392
393		7.500%, 7/15/2029	410
271		7.500%, 9/15/2029	280
1,384		7.500%, 9/15/2029	1,426
368		7.500%, 10/15/2029	383
6,000		7.500%, 10/15/2029	6,235
2,135		7.500%, 10/15/2029	2,217
3,400		7.500%, 10/15/2029	3,545
35,040		7.500%, 6/15/2030	36,722
49,270		8.250%, 10/15/2030	52,341
		TOTAL	2,413,673
	[1]	Uniform Mortgage-Backed Securities, TBA—4.8%
500,000		4.000%, 10/1/2054	480,176
1,000,000		5.000%, 10/1/2054	999,219
3,500,000		5.500%, 10/20/2054	3,533,899
		TOTAL	5,013,294
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $91,135,560)	93,665,061
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.8%
		Government National Mortgage Association—2.9%
705,050		REMIC, Series 2013-158, Class AB, 3.017%, 8/16/2053	677,017
649,397		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	617,642
1,709,355	[2]	REMIC, Series 2023-35, Class FH, 5.895% (30-DAY AVERAGE SOFR +0.550%), 2/20/2053	1,686,415
		TOTAL	2,981,074
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—0.9%
$1,012,796		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	$ 918,955
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,970,686)	3,900,029
		ASSET-BACKED SECURITIES—3.0%
		Single Family Rental Securities—1.6%
1,021,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	963,760
697,864		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	700,573
		TOTAL	1,664,333
		Student Loans—1.4%
548,439		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	509,358
326,273		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	305,864
604,512	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 6.310% (CME Term SOFR 1 Month +1.214%), 7/15/2053	603,790
		TOTAL	1,419,012
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,187,706)	3,083,345
		INVESTMENT COMPANY—3.0%
3,050,420		Federated Hermes Government Obligations Fund, Premier Shares, 4.840%[3] (IDENTIFIED COST $3,050,420)	3,050,420
		TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $101,344,372)[4]	103,698,855
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[5]	(480,342)
		TOTAL NET ASSETS—100%	$103,218,513
At September 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 2-Year Long Futures	24	$4,997,813	December 2024	$11,281
Short Futures:
United States Treasury Long Bond Short Futures	4	$496,750	December 2024	$10,491
United States Treasury Notes 10-Year Short Futures	7	$799,969	December 2024	$7,422
United States Treasury Notes 10-Year Ultra Short Futures	8	$946,375	December 2024	$8,035
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$37,229
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2024	$3,278,101
Purchases at Cost	$17,105,634
Proceeds from Sales	$(17,333,315)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 9/30/2024	$3,050,420
Shares Held as of 9/30/2024	3,050,420
Dividend Income	$59,773
Semi-Annual Financial Statements and Additional Information

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $101,250,706.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$93,665,061	$—	$93,665,061
Collateralized Mortgage Obligations	—	3,900,029	—	3,900,029
Asset-Backed Securities	—	3,083,345	—	3,083,345
Investment Company	3,050,420	—	—	3,050,420
TOTAL SECURITIES	$3,050,420	$100,648,435	$—	$103,698,855
Other Financial Instruments:[1]
Assets	$37,229	$—	$—	$37,229

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2024	Year Ended March 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$6.15	$6.31	$6.84	$7.39	$7.51	$7.27
Income From Investment Operations:
Net investment income (loss)[1]	0.11	0.20	0.15	0.09	0.11	0.18
Net realized and unrealized gain (loss)	0.23	(0.16)	(0.52)	(0.52)	(0.09)	0.24
Total From Investment Operations	0.34	0.04	(0.37)	(0.43)	0.02	0.42
Less Distributions:
Distributions from net investment income	(0.11)	(0.20)	(0.16)	(0.12)	(0.14)	(0.18)
Net Asset Value, End of Period	$6.38	$6.15	$6.31	$6.84	$7.39	$7.51
Total Return[2]	5.58%	0.74%	(5.43)%	(5.84)%	0.19%	5.86%
Ratios to Average Net Assets:
Net expenses[3]	0.96%[4]	0.96%	0.96%	0.95%	0.95%	0.97%
Net investment income	3.59%[4]	3.26%	2.35%	1.27%	1.46%	2.41%
Expense waiver/reimbursement[5]	0.30%[4]	0.25%	0.15%	0.00%[6]	0.01%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$99,162	$98,120	$119,047	$175,800	$219,671	$206,154
Portfolio turnover[7]	25%	56%	54%[8]	274%	277%[9]	82%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[7]	7%	45%	52%	55%	47%	74%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
8	Portfolio turnover showed a significant decline from the prior year as a result of a reduction in the prepayment of mortgages due to increasing rates.
9	The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2024	Year Ended March 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$6.15	$6.31	$6.85	$7.39	$7.51	$7.27
Income From Investment Operations:
Net investment income (loss)[1]	0.09	0.15	0.10	0.04	0.06	0.12
Net realized and unrealized gain (loss)	0.24	(0.16)	(0.53)	(0.51)	(0.10)	0.25
Total From Investment Operations	0.33	(0.01)	(0.43)	(0.47)	(0.04)	0.37
Less Distributions:
Distributions from net investment income	(0.09)	(0.15)	(0.11)	(0.07)	(0.08)	(0.13)
Net Asset Value, End of Period	$6.39	$6.15	$6.31	$6.85	$7.39	$7.51
Total Return[2]	5.35%	(0.04)%	(6.28)%	(6.42)%	(0.57)%	5.06%
Ratios to Average Net Assets:
Net expenses[3]	1.71%[4]	1.71%	1.71%	1.70%	1.71%	1.72%
Net investment income	2.83%[4]	2.48%	1.63%	0.52%	0.73%	1.66%
Expense waiver/reimbursement[5]	0.30%[4]	0.24%	0.16%	0.00%[6]	0.01%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,661	$2,671	$5,862	$5,889	$6,033	$9,464
Portfolio turnover[7]	25%	56%	54%[8]	274%	277%[9]	82%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[7]	7%	45%	52%	55%	47%	74%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
8	Portfolio turnover showed a significant decline from the prior year as a result of a reduction in the prepayment of mortgages due to increasing rates.
9	The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2024	Year Ended March 31,			Period Ended 3/31/2021[1]
		2024	2023	2022
Net Asset Value, Beginning of Period	$6.14	$6.30	$6.83	$7.38	$7.58
Income From Investment Operations:
Net investment income[2]	0.12	0.22	0.17	0.11	0.10
Net realized and unrealized gain (loss)	0.23	(0.16)	(0.53)	(0.51)	(0.16)
Total From Investment Operations	0.35	0.06	(0.36)	(0.40)	(0.06)
Less Distributions:
Distributions from net investment income	(0.12)	(0.22)	(0.17)	(0.15)	(0.14)
Net Asset Value, End of Period	$6.37	$6.14	$6.30	$6.83	$7.38
Total Return[3]	5.72%	1.00%	(5.20)%	(5.56)%	(0.87)%
Ratios to Average Net Assets:
Net expenses[4]	0.71%[5]	0.71%	0.71%	0.71%	0.70%[5]
Net investment income	3.83%[5]	3.51%	2.63%	1.54%	1.54%[5]
Expense waiver/reimbursement[6]	0.30%[5]	0.25%	0.16%	0.00%[7]	0.01%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,395	$1,348	$1,444	$1,637	$535
Portfolio turnover[8]	25%	56%	54%[9]	274%	277%[10]
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[8]	7%	45%	52%	55%	47%

1	Reflects operations for the period from May 28, 2020 (commencement of operations) to March 31, 2021.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than 0.01%.
8	Securities that mature are considered sales for purposes of this calculation.
9	Portfolio turnover showed a significant decline from the prior year as a result of a reduction in the prepayment of mortgages due to increasing rates.
10	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2021.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
September 30, 2024 (unaudited)

Assets:
Investment in securities, at value including $3,050,420 of investments in affiliated holdings* (identified cost $101,344,372, including $3,050,420 of identified cost in affiliated holdings)	$103,698,855
Cash	265
Due from broker (Note 2)	52,374
Income receivable	289,176
Receivable for investments sold	4,455,778
Receivable for shares sold	10,657
Receivable for variation margin on futures contracts	29,734
Total Assets	108,536,839
Liabilities:
Payable for investments purchased	5,036,073
Payable for shares redeemed	133,242
Income distribution payable	32,499
Payable for investment adviser fee (Note 5)	478
Payable for administrative fee (Note 5)	220
Payable for distribution services fee (Note 5)	1,654
Payable for other service fees (Notes 2 and 5)	35,597
Accrued expenses (Note 5)	78,563
Total Liabilities	5,318,326
Net assets for 16,174,266 shares outstanding	$103,218,513
Net Assets Consist of:
Paid-in capital	$134,416,975
Total distributable earnings (loss)	(31,198,462)
Total Net Assets	$103,218,513
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($99,161,880 ÷ 15,538,491 shares outstanding), no par value, unlimited shares authorized	$6.38
Offering price per share (100/95.50 of $6.38)	$6.68
Redemption proceeds per share	$6.38
Class C Shares:
Net asset value per share ($2,661,458 ÷ 416,729 shares outstanding), no par value, unlimited shares authorized	$6.39
Offering price per share	$6.39
Redemption proceeds per share (99.00/100 of $6.39)	$6.33
Institutional Shares:
Net asset value per share ($1,395,175 ÷ 219,046 shares outstanding), no par value, unlimited shares authorized	$6.37
Offering price per share	$6.37
Redemption proceeds per share	$6.37

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended September 30, 2024 (unaudited)

Investment Income:
Interest	$2,236,538
Dividends received from affiliated holdings*	59,773
TOTAL INCOME	2,296,311
Expenses:
Investment adviser fee (Note 5)	229,530
Administrative fee (Note 5)	40,566
Custodian fees	7,442
Transfer agent fees	101,758
Directors’/Trustees’ fees (Note 5)	631
Auditing fees	16,771
Legal fees	5,074
Portfolio accounting fees	61,197
Distribution services fee (Note 5)	9,733
Other service fees (Notes 2 and 5)	124,031
Share registration costs	23,868
Printing and postage	14,999
Miscellaneous (Note 5)	10,910
TOTAL EXPENSES	646,510
Waiver and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	(151,917)
Net expenses	494,593
Net investment income	1,801,718
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(560,867)
Net realized loss on futures contracts	(74,228)
Net change in unrealized depreciation of investments	4,291,974
Net change in unrealized depreciation of futures contracts	41,073
Net realized and unrealized gain (loss) on investments and futures contracts	3,697,952
Change in net assets resulting from operations	$5,499,670

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2024	Year Ended 3/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,801,718	$3,646,266
Net realized gain (loss)	(635,095)	(6,658,460)
Net change in unrealized appreciation/depreciation	4,333,047	2,819,727
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,499,670	(192,467)
Distributions to Shareholders:
Class A Shares	(1,690,268)	(3,498,137)
Class C Shares	(35,929)	(94,448)
Institutional Shares	(25,276)	(49,221)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,751,473)	(3,641,806)
Share Transactions:
Proceeds from sale of shares	3,836,919	3,420,744
Net asset value of shares issued to shareholders in payment of distributions declared	1,545,391	3,212,416
Cost of shares redeemed	(8,051,620)	(27,013,079)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,669,310)	(20,379,919)
Change in net assets	1,078,887	(24,214,192)
Net Assets:
Beginning of period	102,139,626	126,353,818
End of period	$103,218,513	$102,139,626
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
September 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Fund for U.S. Government Securities (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursement of $151,917 is disclosed in various locations in Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended September 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$120,786
Class C Shares	3,245
TOTAL	$124,031
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Semi-Annual Financial Statements and Additional Information

Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,506,971 and $1,865,935, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$37,229*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(74,228)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$41,073
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 9/30/2024		Year Ended 3/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	512,496	$3,227,895	399,662	$2,465,714
Shares issued to shareholders in payment of distributions declared	240,965	1,485,058	502,063	3,070,604
Shares redeemed	(1,173,766)	(7,274,775)	(3,810,131)	(22,884,124)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(420,305)	$(2,561,822)	(2,908,406)	$(17,347,806)
	Six Months Ended 9/30/2024		Year Ended 3/31/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	74,427	$458,864	63,380	$389,163
Shares issued to shareholders in payment of distributions declared	5,693	35,094	15,217	93,148
Shares redeemed	(97,402)	(597,896)	(573,198)	(3,466,952)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(17,282)	$(103,938)	(494,601)	$(2,984,641)
	Six Months Ended 9/30/2024		Year Ended 3/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	24,494	$150,160	91,121	$565,867
Shares issued to shareholders in payment of distributions declared	4,103	25,239	7,971	48,664
Shares redeemed	(29,286)	(178,949)	(108,636)	(662,003)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(689)	$(3,550)	(9,544)	$(47,472)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(438,276)	$(2,669,310)	(3,412,551)	$(20,379,919)
4. FEDERAL TAX INFORMATION
At September 30, 2024, the cost of investments for federal tax purposes was $101,250,706. The net unrealized appreciation of investments for federal tax purposes was $2,448,149. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $2,951,131 and unrealized depreciation from investments for those securities having an excess of cost over value of $502,982.
As of March 31, 2024, the Fund had a capital loss carryforward of $33,043,369 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$19,072,119	$13,971,250	$33,043,369
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee based on the Fund’s average daily net assets as shown in the chart below plus 4.50% of the Fund’s gross income. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2024, the Adviser voluntarily waived $151,089 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2024, the Adviser reimbursed $828.
Average Daily Net Assets	Percentage of Average Daily Net Assets
First $500 million	0.250%
Second $500 million	0.225%
Over $1 billion	0.200%
Semi-Annual Financial Statements and Additional Information

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2024, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$9,733
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2024, FSC retained $381 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2024, FSC retained $351 in sales charges from the sale of Class A Shares. FSC also retained $0 of CDSC relating to redemptions of Class A Shares and $0 relating to redemptions of Class C Shares, respectively.
Other Service Fees
For the six months ended September 30, 2024, FSSC received $51,913 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.96%, 1.71% and 0.71% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Financial Statements and Additional Information

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2024, were as follows:
Purchases	$—
Sales	$4,910,495
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2024, the Fund had no outstanding loans. During the six months ended September 30, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2024, there were no outstanding loans. During the six months ended September 30, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Fund for U.S. Government Securities (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Semi-Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the three-year and five-year periods, and was above the Performance Peer Group median for the one-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Semi-Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Fund for U.S. Government Securities

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C704
CUSIP 31420C886
CUSIP 31420C522
8110105 (11/24)
© 2024 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Floating Rate Strategic Income Fund: Not Applicable.

Federated Hermes Fund for U.S. Government Securities: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Floating Rate Strategic Income Fund: Not Applicable.

Federated Hermes Fund for U.S. Government Securities: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Floating Rate Strategic Income Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Fund for U.S. Government Securities: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Floating Rate Strategic Income Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Fund for U.S. Government Securities: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Income Securities Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  November 21, 2024

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  November 21, 2024